CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Receivables from issuance of ordinary shares [Member] USD ($)	Receivables from issuance of ordinary shares [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Retained earnings [Member] USD ($)	Retained earnings [Member] CNY	Non-controlling interest [Member] USD ($)	Non-controlling interest [Member] CNY
Balance at Dec. 31, 2010		736,453		4				469,761		266,688
Balance (in shares) at Dec. 31, 2010				58,937,912
Increase (Decrease) in Stockholders' Equity
Acquisition of subsidiaries		29,535										29,535
Net income (loss) and comprehensive income (loss)		67,102								67,917		(815)
Balance at Dec. 31, 2011		833,090		4				469,761		334,605		28,720
Balance (in shares) at Dec. 31, 2011				58,937,912
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)		(18,219)								(5,458)		(12,761)
Balance at Dec. 31, 2012		814,871		4				469,761		329,147		15,959
Balance (in shares) at Dec. 31, 2012		58,937,912		58,937,912
Increase (Decrease) in Stockholders' Equity
Net income (loss) and comprehensive income (loss)	4,568	27,652								23,827		3,825
Issuance of ordinary shares						(79,850)		79,850
Issuance of ordinary shares (in shares)				6,200,000
Additional paid-in capital contributed by noncontrolling interests		300,000						172,000				128,000
Balance at Dec. 31, 2013	$ 188,731	1,142,523	$ 1	4	$ (13,190)	(79,850)	$ 119,201	721,611	$ 58,307	352,974	$ 24,412	147,784
Balance (in shares) at Dec. 31, 2013	65,137,912		65,137,912